Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of effective income taxes rate
Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.57%	(0.43%)	1.94%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(2.72%)	(9.22%)	(3.60%)
Benefit of scheduled tax credits		(2.05%)	(1.02%)
Foreign source income	3.02%
Non-U.S. adjustments to valuation allowances	(3.07%)	(0.48%)	(12.31%)
Nontaxable foreign gain	(6.15%)
Change in unrecognized tax benefits	(4.79%)
Other	0.67%	(2.43%)	1.36%
Effective income tax rate	24.53%	20.39%	21.37%